JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA  02210

September 18, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Small Cap Core Fund (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the revised prospectus for Class A and Class I shares and prospectus supplement for Class NAV shares filed with the Securities and Exchange Commission on August 30, 2017 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-17-005374), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document